SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Research and Development Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Total expenses	$ 6,275	$ 6,131	$ 6,144
Less - participation and grants	126	145	197
Research and development - net	$ 6,149	$ 5,986	$ 5,947